Document Statement (USD $)	6 Months Ended
	Jun. 30, 2013	Jul. 29, 2013
Entity Information [Line Items]
Entity Registrant Name	MID AMERICA APARTMENT COMMUNITIES INC
Entity Central Index Key	0000912595
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Document Type	8-K
Document Period End Date	Jun. 30, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2
Trading Symbol	MAA
Amendment Flag	false
Entity Common Stock, Shares Outstanding		42,735,722
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float	$ 2,896,227,801